Condensed Consolidated Balance Sheets (Parentheticals) - shares	Jun. 30, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Common units issued	9,342,692	9,342,692
Common units outstanding	9,342,692	9,342,692
Subordinated Series A units issued	1,592,920	0
Subordinated Series A units outstanding	1,592,920	0
Subordinated units issued	9,342,692	9,342,692
Subordinated units outstanding	9,342,692	9,342,692
General Partners units issued	413,843	381,334
General Partners units outstanding	413,843	381,334